GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Russia	Dec. 31, 2011 Russia	Dec. 31, 2012 Ukraine	Dec. 31, 2011 Ukraine	Dec. 31, 2012 Uzbekistan	Dec. 31, 2011 Uzbekistan	Dec. 31, 2010 Uzbekistan	Dec. 31, 2012 Other	Dec. 31, 2011 Other
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	$ 1,128,434	$ 1,029,431	$ 877,413	$ 769,958	$ 5,308	$ 5,327	$ 108,544	$ 108,544	$ 108,544	$ 137,169	$ 145,602
Accumulated impairment loss, balance at the beginning of the period	(45,528)	(48,096)	(45,528)	(48,096)			(108,544)
Net amount of goodwill, balance at the beginning of the period	1,082,906	981,335	831,885	721,862	5,308	5,327		108,544	108,544	137,169	145,602
Acquisitions (Note 3)	46,890	150,066	46,890	150,066
Finalization of purchase accounting		6,945		6,945
Impairment loss (Note 4)	(108,544)
Currency translation adjustment	46,427	(55,440)	52,483	(46,988)	(2)	(19)				(6,054)	(8,433)
Gross amount of goodwill, balance at the end of the period	1,224,484	1,128,434	979,519	877,413	5,306	5,308	108,544	108,544	108,544	131,115	137,169
Accumulated impairment loss, balance at the end of the period	(156,805)	(45,528)	(48,261)	(45,528)			(108,544)
Net amount of goodwill, balance at the end of the period	$ 1,067,679	$ 1,082,906	$ 931,258	$ 831,885	$ 5,306	$ 5,308		$ 108,544	$ 108,544	$ 131,115	$ 137,169